Income Tax Expense - Schedule of Income Tax Expense Recognized in Profit or Loss (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Current income tax
Current year’s provision				RM 2,918
Over provision in prior financial year				(6,720)
Deferred taxation
Current year (Note 13)	46,604	11,074	167,356	16,718
Income tax expense	RM 46,604	$ 11,074	RM 167,356	RM 12,916